Goodwill (Tables)	12 Months Ended
Jun. 30, 2022
Goodwill [Abstract]
Carrying Amount of Goodwill
	Consolidated
	30 June 2022	30 June 2021 (restated*)
	US$’000	US$’000

Non-current assets
Goodwill – at cost	634	659

Disclosure of Reconciliations of Goodwill Balance
Reconciliations of the goodwill balance at the beginning and end of the current and previous financial year is set out below:
Consolidated	Goodwill US$’000

Balance as at 1 July 2020	568
Exchange differences	91

Balance as at 30 June 2021	659
Exchange differences	(25)

Balance as at 30 June 2022	634